Intangible Assets - Schedule of Amortization of Intangible Assets Future Periods (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Amortization of Intangible Assets Future Periods [Abstract]
2026			$ 2,158,167
2027 and thereafter
Amortization of intangible assets	$ 563,000		$ 2,158,167